Accident and Health Claim Reserves	12 Months Ended
Dec. 31, 2014
Accident and Health Claim Reserves
(14)	Accident and Health Claim Reserves

Accident and health claim reserves are based on estimates that are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable reevaluations of such reserves. While management believes that reserves as of December 31, 2014, are appropriate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves could significantly impact the Company’s future reported earnings.

Activity in the accident and health claim reserves is summarized as follows:

	2014	2013	2012
Balance at January 1, net of reinsurance recoverables of $259,829, $221,718, and $188,089, respectively	$127,405	107,410	91,813
Adjustment primarily related to commutation and assumption reinsurance on blocks of business	(35)	(70)	(272)
Incurred related to:
Current year	60,474	54,096	42,876
Prior years	(11,243)	5,359	8,119

Total incurred	49,231	59,455	50,995

Paid related to:
Current year	3,677	3,519	3,001
Prior years	37,756	35,871	32,125

Total paid	41,433	39,390	35,126

Balance at December 31, net of reinsurance recoverables of $283,252, $259,829, and $221,718, respectively	$135,168	127,405	107,410

Prior year incurreds for 2014 reflect favorable claim development primarily with the individual LTC line of business. This favorable development is partially due to an update to claim continuance assumptions.

Prior year incurreds for 2013 reflect unfavorable claim development within the individual LTC line of business, partially offset by favorable development with the group marketing line of business. The unfavorable development with long term care is partially due to an update to claim continuance assumptions.

Prior year incurreds for 2012 reflect unfavorable claim development with the company’s participation in the Lloyd’s of London market (NALU) and the individual long term care line of business.